Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Interest on long-term debt	$ 48,002	$ 53,871
Interest on lease liabilities	29,234	29,115
Net interest on net defined benefit obligations or assets	7,563	4,782
Other finance costs	6,135	6,192
Finance costs	90,934	93,960
Finance income	(63,045)	(41,497)
Net finance costs	$ 27,889	$ 52,463